Intangible Assets	12 Months Ended
Dec. 31, 2016
Goodwill And Intangible Assets Disclosure [Abstract]
Intangible Assets

(8) Intangible Assets

Intangible assets consisted of the following finite lived intangible assets at December 31, 2016 and 2015 (in thousands):

			As of December 31, 2016
	Gross carrying amount	Weighted-average life (years)	Accumulated amortization	Net carrying amount
Amortizable intangible assets:
Developed technology	$1,490	3.60	$(878)	$612
Tradenames	883	6.08	(254)	629
Customer relationships	4,779	5.00	(2,080)	2,699
Total intangible assets	$7,152		$(3,212)	$3,940

			As of December 31, 2015
	Gross carrying amount	Weighted-average life (years)	Accumulated amortization	Net carrying amount
Amortizable intangible assets:
Developed technology	$1,211	3.07	$(763)	$448
Tradenames	582	5.55	(223)	359
Customer relationships	4,941	5.00	(1,629)	3,312
Total intangible assets	$6,734		$(2,615)	$4,119

Total amortization expense for the years ended December 31, 2016, 2015 and 2014 was $1.2 million, $1.5 million and $1.0 million, respectively. Amortization expense of tradenames and customer relationships is included within general and administrative expenses, while amortization of developed technology is included in cost of revenue. The Company recorded amortization expense attributed to developed technology of $0.2 million, $0.4 million and $0.2 million for the period ended December 31, 2016, 2015 and 2014, respectively.

The expected amortization of the intangible assets, as of December 31, 2016, for each of the next five years and thereafter is as follows:

(in thousands)
2017	$1,392
2018	1,221
2019	772
2020	262
2021	263
Thereafter	30
$3,940